SHARE-BASED PAYMENTS - Number of Shares and Weighted Averages of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Option	Dec. 31, 2017 USD ($) Option
SHARE-BASED PAYMENTS
Number of options, outstanding at beginning of year | Option	25,781,798	22,025,548
Number of options, exercised | Option	(719,374)	(2,988,750)
Number of options, expired and forfeited | Option	(1,707,189)	(490,000)
Number of options, granted | Option	6,005,000	7,235,000
Number of options, outstanding at end of year | Option	29,360,235	25,781,798
Number of options, exercisable at end of year | Option	12,962,574	16,842,697
Weighted average of exercise price, outstanding at beginning of year | $	$ 1.05	$ 0.95
Weighted average of exercise price, exercised | $	0.02	0.27
Weighted average of exercise price, expired and forfeited | $	0.96	1.37
Weighted average of exercise price, granted | $	0.66	1.05
Weighted average of exercise price, outstanding at end of year | $	1.05	1.05
Weighted average of exercise price, exercisable at end of year | $	$ 1.25	$ 0.99